UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21074

Cohen & Steers Premium Income Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

John E. McLean 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2006

Item 1.	Schedule of Investments
March 31, 2006 (Unaudited)

		Number of Shares	Value

COMMON STOCK	119.7%
DIVERSIFIED	15.6%
Colonial Properties Trust		585,500	$29,351,115
Crescent Real Estate Equities Co.		297,600	6,270,432
Entertainment Properties Trust		196,900	8,265,862
iStar Financial		372,900	14,274,612
Spirit Finance Corp.		886,600	10,816,520
Vornado Realty Trust		606,300	58,204,800
			127,183,341
HEALTH CARE	16.2%
Health Care Property Investors		926,400	26,309,760
Health Care REIT		555,800	21,175,980
Healthcare Realty Trust		161,200	6,025,656
Medical Properties Trust		173,400	1,872,720
Nationwide Health Properties		1,009,400	21,702,100
Senior Housing Properties Trust		554,700	10,040,070
Ventas		1,358,800	45,084,984
			132,211,270
HOTEL	4.9%
Ashford Hospitality Trust		343,300	4,256,920
DiamondRock Hospitality Co.		648,900	8,961,309
Hospitality Properties Trust		433,800	18,944,046
Strategic Hotels & Resorts		343,400	7,994,352
			40,156,627
INDUSTRIAL	2.4%
First Industrial Realty Trust		454,700	19,411,143
MORTGAGE	4.2%
Gramercy Capital Corp.		680,000	16,952,400
Newcastle Investment Corp.		707,537	16,924,285
			33,876,685
OFFICE	31.4%
American Financial Realty Trust		574,800	6,696,420
Boston Properties		203,600	18,985,700
Brandywine Realty Trust		1,564,582	49,691,124
CarrAmerica Realty Corp.		119,400	5,326,434
Equity Office Properties Trust		1,482,500	49,782,350
Highwoods Properties		559,200	18,861,816
HRPT Properties Trust		703,300	8,256,742
Mack-Cali Realty Corp.		846,400	40,627,200
Maguire Properties		507,800	18,534,700
Reckson Associates Realty Corp.		865,500	39,657,210
			256,419,696

OFFICE/INDUSTRIAL	8.2%
Duke Realty Corp.		521,600	$19,794,720
Liberty Property Trust		836,800	39,463,488
Mission West Properties		685,000	8,048,750
			67,306,958
RESIDENTIAL - APARTMENT	19.8%
American Campus Communities		252,084	6,531,497
Apartment Investment & Management Co.		197,700	9,272,130
Archstone-Smith Trust		576,317	28,106,980
AvalonBay Communities		337,200	36,788,520
Camden Property Trust		331,800	23,906,190
Education Realty Trust		426,300	6,522,390
GMH Communities Trust		500,800	5,829,312
Home Properties		441,584	22,564,942
Mid-America Apartment Communities		258,800	14,169,300
United Dominion Realty Trust		268,000	7,648,720
			161,339,981
SELF STORAGE	2.5%
Extra Space Storage		383,100	6,585,489
Sovran Self Storage		89,500	4,940,400
U-Store-It Trust		428,700	8,638,305
			20,164,194
SHOPPING CENTER	14.5%
COMMUNITY CENTER	5.7%
Cedar Shopping Centers		460,300	7,291,152
Heritage Property Investment Trust		385,800	15,273,822
Inland Real Estate Corp.		265,600	4,331,936
Ramco-Gershenson Properties Trust		652,600	19,754,202
			46,651,112
REGIONAL MALL	8.8%
Glimcher Realty Trust		594,700	16,889,480
Macerich Co.		565,600	41,826,120
Mills Corp.		469,400	13,143,200
			71,858,800
TOTAL SHOPPING CENTER			118,509,912
TOTAL COMMON STOCK (Identified cost—$622,304,534)			976,579,807

PREFERRED STOCK	22.0%
DIVERSIFIED	2.9%
Capital Lease Funding, 8.125%, Series A		23,300	$582,500
Colonial Properties Trust, 8.125%, Series D		190,300	4,947,800
Colonial Properties Trust, 7.62%, Series E		22,700	569,089
Crescent Real Estate Equities Co., 6.75%, Series A (Convertible)		2,900	62,582
Crescent Real Estate Equities Co., 9.50%, Series B		51,200	1,337,600
Digital Realty Trust, 8.50%, Series A		82,300	2,083,013
Digital Realty Trust, 7.875%, Series B		38,000	943,350
Duke Realty Corp., 6.95%, Series M		50,000	1,290,000
Entertainment Properties Trust, 7.75%, Series B		110,000	2,684,000
iStar Financial, 8.00%, Series D		46,200	1,166,550
iStar Financial, 7.875%, Series E		70,000	1,764,000
iStar Financial, 7.80%, Series F		200,000	5,072,000
iStar Financial, 7.65%, Series G		60,000	1,507,800
			24,010,284
HEALTH CARE	1.1%
Health Care REIT, 7.875%, Series D		110,000	2,817,100
Health Care REIT, 7.625%, Series F		182,900	4,663,950
Omega Healthcare Investors, 8.375%, Series D		60,000	1,559,700
			9,040,750
HOTEL	3.2%
Eagle Hospitality Trust, 8.25%, Series A		80,000	2,009,200
Equity Inns, 8.75%, Series B		180,000	4,630,500
Equity Inns, 8.00%, Series C		115,000	2,909,500
FelCor Lodging Trust, $1.95, Series A (Convertible)		26,500	662,500
FelCor Lodging Trust, 8.00%, Series C		75,800	1,896,516
Host Hotels & Resorts, 10.00%, Series C		58,200	1,466,640
Host Hotels & Resorts, 8.875%, Series E		40,000	1,061,200
LaSalle Hotel Properties, 10.25%, Series A		25,400	653,288
LaSalle Hotel Properties, 7.50%, Series D		8,300	204,595
LaSalle Hotel Properties, 8.00%, Series E		140,200	3,549,864
Strategic Hotels & Resorts, 8.50%, Series A		10,000	253,750
Strategic Hotels & Resorts, 8.50%, Series A, 144A(a)		111,200	2,821,700
Strategic Hotels & Resorts, 8.25%, Series B		105,000	2,640,750
Sunstone Hotel Investors, 8.00%, Series A		66,000	1,670,790
			26,430,793
INDUSTRIAL	0.3%
First Industrial Realty Trust, 7.25%, Series J		100,000	2,595,000
MORTGAGE	0.5%
Newcastle Investment Corp., 9.75%, Series B		111,300	2,899,365
Newcastle Investment Corp., 8.05%, Series C		30,000	747,000
			3,646,365

		Number of Shares	Value

OFFICE	3.6%
Brandywine Realty Trust, 7.50%, Series C		30,000	$757,200
Cousins Properties, 7.75%, Series A		87,660	2,238,836
Cousins Properties, 7.50%, Series B		178,000	4,517,640
Highwoods Properties, 8.625%, Series A		2,679	2,946,900
HRPT Properties Trust, 8.75%, Series B		400,000	10,508,000
HRPT Properties Trust, 7.125%, Series C		10,000	254,500
Kilroy Realty Corp., 7.50%, Series F		66,300	1,648,881
Maguire Properties, 7.625%, Series A		121,240	3,044,337
SL Green Realty Corp., 7.625%, Series C		123,500	3,082,560
			28,998,854
OFFICE/INDUSTRIAL	0.1%
PS Business Parks, 7.20%, Series M		24,900	617,520
RESIDENTIAL - APARTMENT	2.2%
Apartment Investment & Management Co., 7.75%, Series U		120,000	2,995,200
Apartment Investment & Management Co., 8.00%, Series V		185,400	4,690,620
Apartment Investment & Management Co., 7.875%, Series Y		146,000	3,661,680
Associated Estates Realty Corp., 8.70%, Series B		73,800	1,881,900
Mid-America Apartment Communities, 8.30%, Series H		120,800	3,056,240
Post Properties, 8.50%, Series A		12,000	662,400
United Dominion Realty Trust, 8.60%, Series B		25,000	644,500
			17,592,540
SHOPPING CENTER	8.1%
COMMUNITY CENTER	2.0%
Cedar Shopping Centers, 8.875%, Series A		40,000	1,072,600
Developers Diversified Realty Corp., 8.60%, Series F		23,200	591,600
Federal Realty Investment Trust, 8.50%, Series B		20,000	515,800
Ramco-Gershenson Property Trust, 9.50%, Series B		189,100	4,907,145
Tanger Factory Outlet Centers, 7.50%, Series C		122,000	3,058,540
Urstadt Biddle Properties, 8.50%, Series C		16,000	1,744,000
Urstadt Biddle Properties, 7.50%, Series D		187,400	4,708,425
			16,598,110

		Number of Shares	Value

FREE STANDING	0.3%
Commercial Net Lease Realty, 9.00%, Series A		100,500	$2,582,850
REGIONAL MALL	5.8%
CBL & Associates Properties, 7.75%, Series C		139,200	3,550,992
CBL & Associates Properties, 7.375%, Series D		221,000	5,613,400
Glimcher Realty Trust, 8.75%, Series F		35,000	892,500
Glimcher Realty Trust, 8.125%, Series G		80,000	2,024,000
Mills Corp., 9.00%, Series B		710,400	16,303,680
Mills Corp., 9.00%, Series C(b)		131,600	3,007,060
Mills Corp., 7.875%, Series G		130,500	2,779,650
Pennsylvania REIT, 11.00%, Series A		98,300	5,549,035
Simon Property Group, 8.375%, Series J		70,800	4,566,600
Taubman Centers, 8.30%, Series A		14,125	354,679
Taubman Centers, 8.00%, Series G		100,000	2,562,000
			47,203,596
TOTAL SHOPPING CENTER			66,384,556
TOTAL PREFERRED STOCK (Identified cost—$177,771,954)			179,316,662

		Principal Amount

CORPORATE BOND	0.7%
Ventas Realty LP, 9.00%, due 5/1/12 (Identified cost—$4,889,643)		$5,000,000	5,637,500
COMMERCIAL PAPER	2.3%
San Paolo U.S. Finance Co., 3.69%, due 4/3/06 (Identified cost—$18,574,191)		18,578,000	18,574,191

TOTAL INVESTMENTS (Identified cost—$823,540,322)	144.7%		1,180,108,160

OTHER ASSETS IN EXCESS OF LIABILITIES	1.4%		11,447,608

LIQUIDATION VALUE OF PREFERRED SHARES	(46.1)%		(376,000,000)

Value

NET ASSETS APPLICABLE TO COMMON SHARES (Equivalent to $25.74 per share based on 31,681,637 shares of common stock outstanding)	100.0%	$815,555,768

Glossary of Portfolio Abbreviation

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets applicable to common shares of the fund.
(a) Resale is restricted to qualified investors; equals 0.3% of net assets applicable to common shares.
(b) 77,000 shares segregated as collateral for the interest rate swap transactions.

Schedule of Investments - (Continued)

March 31, 2006 (Unaudited)

Interest Rate Swaps:

	Notional	Fixed	Floating Rate(a)	Termination	Unrealized
Counterparty	Amount	Rate	(reset monthly)	Date	Appreciation
Fleet Global Markets	$11,850,000	3.2150%	4.633%	October 2, 2008	$555,103
Merrill Lynch Derivative Products	$38,000,000	3.6600%	4.776%	October 18, 2007	901,398
Merrill Lynch Derivative Products	$38,000,000	4.1600%	4.776%	October 18, 2009	1,320,367
Royal Bank of Canada	$11,850,000	3.6800%	4.793%	October 22, 2008	422,801
Royal Bank of Canada	$41,000,000	4.2580%	4.691%	March 9, 2010	1,330,958
UBS AG	$22,000,000	4.6400%	4.776%	October 20, 2008	368,799
UBS AG	$22,000,000	3.6425%	4.776%	October 18, 2007	529,723
UBS AG	$22,000,000	4.1650%	4.776%	October 18, 2009	767,243
					$6,196,391

(a) Based on LIBOR (London Interbank Offered Rate). Represents rates in effect at March 31, 2006.

Item 2. Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)

During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS PREMIUM INCOME REALTY FUND, INC.

By:	/s/ Adam M. Derechin

Name: Adam M. Derechin

Title: President

Date: May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ Jay J. Chen

Name: Adam M. Derechin

Name: Jay J. Chen

	Title:	President and principal executive officer	Title:	Treasurer and principal financial officer

Date: May 26, 2006